Farm Bureau Financial Services

5400 University Avenue

West Des Moines, IA 50266

VIA EDGAR

April 5, 2006

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	EquiTrust Series Fund, Inc.

File No 811-2125

Commissioners:

On behalf of EquiTrust Series Fund, Inc. (the “Fund”), we are transmitting for filing under the Investment Company Act of 1940 (the “Act”), an electronic copy of Form N-CSR for the Fund. The Form N-CSR includes the semi-annual report for the Fund for the period ending January 31, 2006 that has been forwarded to shareholders as required by Rule 30e-1 under the Act.

If you have any questions about this filing, please contact the undersigned at 515-226-6802.

Sincerely,

/s/ Rebecca L. Howe
Rebecca L. Howe
Compliance Assistant II